Condensed Statements of Operations (unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Statements of Operations [Abstract]
Revenue
Operating expenses:
General and administrative expenses	33,317			15,547
Total operating expenses	33,317			15,547
Loss from operations	(33,317)			(15,547)
Other expense:
Interest expense	(21,388)	(30,025)	(120,100)	(120,100)
Total other expense	(21,388)	(30,025)	(120,100)	(120,100)
Net loss	$ (54,705)	$ (30,025)	$ (120,100)	$ (135,647)
Weighted average common shares outstanding - basic and diluted	22,930,000	22,930,000	22,930,000	22,930,000
Net loss per common share - basic and diluted	$ (0.00)	$ (0.00)	$ (0.01)	$ (0.01)